Intangible assets (Detail Textuals) $ in Thousands, $ in Thousands		12 Months Ended
	Sep. 30, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 17, 2020 CAD ($)	Sep. 30, 2019 USD ($)
Disclosure of detailed information about intangible assets [line items]
Fair value of deferred payment payable current		$ 637
Fair value of deferred payment payable		$ 1,132
Initial amortization period of intangible assets		4 years 3 months 18 days
Remaining amortization period of intangible assets		3 years 1 month 6 days
Write-down of intangible assets		$ 6,321	$ 6,321
Percentage of intangible asset discount rate		20.00%
Zydus
Disclosure of detailed information about intangible assets [line items]
Upfront payment	$ 6,622					$ 5,000
Deferred payment	2,649					$ 2,000
Percentage of intangible asset discount rate		14.09%
Percentage of cumulative aggregate growth rate		103.00%
Cumulative aggregate growth term		3 years
Intangible asset recoverable amount		$ 301
Marley Drug Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles assets recorded in selling expense		38
Upfront payment					$ 7,781
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Amortization of the acquired intangible assets		$ 2,428	$ 1,438	$ 196
Patents And Drug Approval [Member]
Disclosure of detailed information about intangible assets [line items]
Additions	8,930
Transfers within intangible assets	$ 1,457